Business acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business acquisition
4	Acquisitions
(a)	Acquisition of Myhayo

In November 2018, Beijing VIE acquired 40% equity interest of Myhayo from an independent third party. The Company obtains control over Myhayo with its controlling voting right at the level of both shareholders and board of directors, as the other shareholder of Myhayo expects the operating effectiveness brought about by the control over Myhayo by the Company to be of their best interests. Myhayo and its underlying subsidiary is a mobile content aggregator of articles and short videos in the PRC, which presents customized feeds to users via its mobile application. The Company expects to increase its market share in the PRC Marketing Solutions segment, particularly in relation to mobile platforms.

The total purchase consideration for 40% equity interest of Myhayo amounted to US$726 by cash.

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	726

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	2,420
Other current assets	6,329
Property and equipment	8
Intangible asset	697
Current liabilities	(6,688)
Deferred tax liabilities	(238)
Non-controlling interests	(1,517)
Total identifiable net assets acquired	1,011
Gain on bargain purchase (Note 22)	285

As of December 31, 2018, purchase consideration payable of US$726 was settled and there was no adjustment to the purchase consideration amounts.

This business combination resulted in a gain of bargain purchase because the purchase price was lower than the fair value of assets acquired and liabilities assumed. The gain on bargain purchase is attributable to the Group’s bargaining power and ability in negotiating the agreed terms of the transaction with the existing shareholder who has been seeking for strategic investors that could bring synergies to Myhayo. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2018.

In determining the fair value of the intangible asset, an income approach was used. In this approach, significant estimates consist of discount rate of 29.4% and a growth rate on revenue ranges from 50% to 106.8%. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

Intangible asset	Estimated useful life	Gross carrying amount

A self-developed computer software and system	4 years	697

4	Acquisitions (Continued)

(a)	Acquisition of Myhayo (Continued)

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the acquisition of Myhayo is not material, where net revenue and net loss of the acquired entity is less than 5% of the Company’s consolidated net revenue and net loss for the year ended December 31, 2018.

(b)	Acquisition of Changyi

In January 2019, the Company acquired 34.38% equity interest of Changyi, a company established in the PRC and an independent software vendor based in Shanghai, the PRC. Changyi and its underlying subsidiary Suzhou Changyi became subsidiaries of the Company effective from January 1, 2019 as the Company established control over Changyi Group through certain shareholder agreements since then. Other shareholders of Changyi Group expects the operating effectiveness brought about by the control over Changyi Group by the Company to be of their best interests. Changyi Group provides intelligent retail and CRM solutions to clients, allowing them to consolidate consumer’s online and offline information to provide connection within the organization and stakeholders. The Company expects to increase its market share in the data-driven Enterprise Solutions segment beyond digital marketing through Changyi Group.

The total purchase consideration for 34.38% equity interest of Changyi amounted to RMB42.6 million (equivalent to approximately US$6,190) by cash.

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	6,190

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	219
Other current assets	490
Property and equipment	56
Intangible assets	1,830
Current liabilities	(405)
Deferred tax liabilities	(274)
Non-controlling interests	(11,815)
Total identifiable net deficits acquired	(9,899)
Goodwill (Note 13)	16,089

As of December 31, 2019, purchase consideration payable of US$6,190 was settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of Changyi was attributable to the expected synergy arising from the Enterprise Solutions operations. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2019.

4	Acquisitions (Continued)

(b)	Acquisition of Changyi (Continued)

In determining the fair value of the intangible assets, an income approach was used. In this approach, significant estimates consist of discount rate of 30.2% and a growth rate on revenue ranging from 10% to 30% over a period of 5 years. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

Intangible asset	Estimated useful life	Gross carrying amount

Developed technologies	5 years	117
Customer relationship	5 years	1,103
Contract backlog	3 years	610
		1,830

Net revenue and net loss of Changyi for the year ended December 31, 2019 were US$5,518 and US$997, respectively. Unaudited pro forma net revenues and net loss of the Company for the year ended December 31, 2018 as if the acquisition of Changyi had occurred on January 1, 2018 were US$162,394 and US$33,415, respectively.

The Company did not have any material, non-recurring pro-forma adjustments directly attributable to the business combination reflected in the reported pro-forma net revenue and net loss.

The pro forma information is not necessarily indicative of the actual results that would have been achieved had Changyi acquisition occurred as of January 1, 2018 or the results that may be achieved in future periods.

(c)	Acquisition of Addoil

In February 2019, the Company acquired 100% equity interest of Addoil, a company incorporated in Hong Kong. Addoil and its underlying subsidiary Headline (together, “Addoil Group”) are engaged in the business of developing and operating a mobile application that collects and utilizes data from users who use its social functionalities to share food and travel related contents.

The total purchase consideration for all the equity interest of Addoil Group amounted to US$1,218 by cash. The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	1,218

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	18
Other current assets	42
Property and equipment	34
Right-of-use asset	34
Current liabilities	(35)
Total identifiable net assets acquired	93
Goodwill (Note 13)	1,125

4	Acquisitions (Continued)

(c)	Acquisition of Addoil (Continued)

As of December 31, 2019, purchase consideration payable of US$1,218 was settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over tangible assets and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of Addoil Group was attributable to the expected synergy arising from the consolidated Marketing Solutions business. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2020.

Pro-forma results related to the acquisition in accordance ASC 805 have not been presented because the acquisition of Addoil Group is not material, where net revenue and net loss of the acquired entity is less than 5% of the Company’s consolidated net revenue and net loss for the year ended December 31, 2020.

(d)	Acquisition of Optimal

In May 2020, the Company acquired 80% equity interest of Optimal, a company incorporated in the British Virgin Islands. Optimal, through its wholly-owned subsidiary, has a business cooperation agreement entered into with a global media asset owner to act as its authorized digital advertising representative in the PRC for a period of 30 years, which will be automatically renewed annually as long as the Company continues to perform related payment obligations on an annual license fee of RMB30 thousand (equivalent to US$5). The agreement is essentially an advertising contract. The Company expects to increase its market share in the Marketing Solution segment in the PRC upon acquisition of this advertising contract.

The acquisition was determined to be an asset acquisition as Optimal did not contain outputs or a substantive process as at the date of acquisition, therefore it does not constitute a business under ASC 805.

The Company issued 3,589,744 Class A ordinary shares to the seller with a fair value of US$31,949, determined based on the fair value for 80% equity interest of Optimal.

The following table summarizes the estimated fair values of assets acquired and liabilities assumed at the date of acquisition:

Cash	3,001
Intangible asset	53,287
Other liabilities	(3,030)
Deferred tax liabilities	(13,322)
Non-controlling interests	(7,987)
Total identifiable net assets acquired	31,949

The intangible asset represents the advertising contract, which is amortized using the straight-line method over the estimated useful life of 30 years.

In December 2020, the Company has acquired the remaining 20% equity interest of Optimal (Note 1(a)(v)).

4	Acquisitions (Continued)
(e)	Acquisition of CMRS Group Holding Limited

In November 2020, the Group acquired 100% equity interest in CMRS Group Holding Limited (“CMRS”), a company incorporated in Hong Kong. CMRS and its underlying subsidiaries (together, “CMRS Group”) are engaged in the provision of  digital marketing, social media and key opinion leaders and smart content generation enterprise solution services. The Company expects to increase its market share in both Marketing and Enterprise Solutions segments with the combination of data-driven consumer experience management as well as digital content marketing and management to maximize digital marketing potential and efficiency through CMRS Group.

The total purchase consideration for CMRS Group amounted to US$14,449. This is comprised of cash consideration of HK$33,594 (equivalent to approximately US$4,335), 182,950 Class A ordinary shares of the Company with a fair value of US$2,440 and contingent consideration payable at a fair value of US$7,674.

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	4,335
Class A ordinary shares of the Company	2,440
Contingent consideration	7,674
14,449

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	3,651
Restricted cash (Note)	532
Accounts receivable	4,149
Intangible assets	2,194
Other assets	1,792
Deferred tax liabilities	(362)
Other liabilities	(6,216)
Total identifiable net assets acquired	5,740
Goodwill (Note 13)	8,709

Note:The restricted cash includes an escrow amount of US$506 deposited with a bank which is payable to the sellers in 2022.

Contingent consideration are contingently payable upon the satisfaction of certain financial performance targets of the Company and market conditions, which are to be settled partially by cash and partially by ordinary shares of the Company. The number of ordinary shares to be issued and allotted to sellers is determined using the 10-day moving average closing price of the ADS of the Company.

Contingent consideration is measured at fair value at the acquisition date using projected milestone dates, probabilities of success and projected financial results of the CMRS Group discounted at its fair value as at the acquisition date.

4	Acquisitions (Continued)

(e)	Acquisition of CMRS Group Holding Limited (Continued)

In determining the fair value of the contingent consideration, an income approach was applied by using discounted cash flows. In this approach, projected risk-adjusted contingent payments are discounted back to the current period using a discounted cash flow model. The key assumptions used to determine the fair value of the contingent consideration include projected milestone dates within 24 months after acquisition date and discount rate of 4.32%. Increase or decreases in the fair value of contingent consideration liabilities primarily result from changes in the estimated probabilities of achieving net profits after tax thresholds or market share prices milestones during the period. As of December 31, 2020, the Company has recorded contingent consideration of US$7,755, out of which US$3,276 is repayable in January 2022 and the remaining US$4,479 is repayable in December 2022, which are recorded as non-current liabilities.

As of December 31, 2020, purchase consideration of US$959 was settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of CMRS Group was attributable to the expected synergy with the existing Enterprise Solutions and Marketing Solutions operations. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2020.

In determining the fair value of the intangible assets, an income approach was used. In this approach, significant estimates consist of discount rate of 22.3% and a growth rates on revenue ranging from 3.0% to 6.2% over a period of 4 years. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

Intangible asset	Estimated useful life	Gross carrying amount
Brand name	4 years	1,162
Customer relationship	4 years	1,032
		2,194

Unaudited pro forma net revenues and net loss of the Company for the years ended December 31, 2019 and 2020 as if the acquisition of CMRS Group had occurred on January 1, 2019 were as follows.

	For the years ended December 31,
	2019	2020
Net revenues	221,603	270,326
Net loss	(10,505)	(13,346)

The Company did not have any material, non-recurring pro-forma adjustments directly attributable to the business combination reflected in the reported pro-forma net revenue and net loss.

The pro forma information is not necessarily indicative of the actual results that would have been achieved had CMRS Group acquisition occurred as of January 1, 2019 or the results that may be achieved in future periods.